FINANCIAL RISK MANAGEMENT - CURRENCY RISK - Sensitivity of the statement of shareholders' equity (deficit) and the statement of loss at the reporting date to the strengthening / weakening of the euro (Details) - Currency risk - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK MANAGEMENT
Percentage of strengthening of the euro (in percent)	10.00%
Percentage of weakening of the euro (in percent)	10.00%
USD
FINANCIAL RISK MANAGEMENT
Increase (decrease) in Statement of shareholders' equity (deficit), due to reasonably possible strengthening / weakening of the euro	$ (72.9)	$ (61.0)	$ (44.6)
Increase (decrease) in Statement of loss, due to reasonably possible strengthening / weakening of the euro	42.5	28.4	7.7
CAD
FINANCIAL RISK MANAGEMENT
Increase (decrease) in Statement of shareholders' equity (deficit), due to reasonably possible strengthening / weakening of the euro		(0.2)	2.3
Increase (decrease) in Statement of loss, due to reasonably possible strengthening / weakening of the euro		2.2	2.5
HKD
FINANCIAL RISK MANAGEMENT
Increase (decrease) in Statement of shareholders' equity (deficit), due to reasonably possible strengthening / weakening of the euro	0.0	0.0	0.0
Increase (decrease) in Statement of loss, due to reasonably possible strengthening / weakening of the euro	0.5	0.5	0.0
GBP
FINANCIAL RISK MANAGEMENT
Increase (decrease) in Statement of shareholders' equity (deficit), due to reasonably possible strengthening / weakening of the euro	10.6
Increase (decrease) in Statement of loss, due to reasonably possible strengthening / weakening of the euro	0.5
CHF
FINANCIAL RISK MANAGEMENT
Increase (decrease) in Statement of shareholders' equity (deficit), due to reasonably possible strengthening / weakening of the euro	6.9	5.0	3.3
Increase (decrease) in Statement of loss, due to reasonably possible strengthening / weakening of the euro	1.1	0.5	1.6
SEK
FINANCIAL RISK MANAGEMENT
Increase (decrease) in Statement of shareholders' equity (deficit), due to reasonably possible strengthening / weakening of the euro	5.9	4.5	5.5
Increase (decrease) in Statement of loss, due to reasonably possible strengthening / weakening of the euro	$ 0.3	$ 0.1	$ 1.0